Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income taxes [Abstract]
Schedule of Components of Income Taxes
Components of the Income Taxes

	For the Year Ended December 31,
	2020	2019	2018
	$ Thousands
Current taxes on income
In respect of current year	734	2,569	1,878
In respect of prior years	1	(18)	(48)
Deferred tax income
Creation and reversal of temporary differences	3,963	14,124	9,669
Total taxes on income	4,698	16,675	11,499

Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss) and Actual Income Tax Expenses
Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2020	2019	2018
	$ Thousands
Profit/(loss) from continuing operations before income taxes	500,447	(5,536)	461,968
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	85,076	(941)	78,535

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	(27,353)	7,043	18,215
Income subject to tax at a different tax rate	441	5,960	2,632
Non-deductible expenses	1,028	5,408	6,752
Exempt income	(61,415)	(4,714)	(97,664)
Taxes in respect of prior years	1	(18)	(48)
Changes in temporary differences in respect of which deferred taxes are not recognized	-	-	(4)
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	7,647	3,946	2,883
Other differences	(727)	(9)	198
Taxes on income included in the statement of profit and loss	4,698	16,675	11,499

Schedule of Deferred Tax Assets and Liabilities Recognized
The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Other*	Total
	$ thousands
Balance of deferred tax asset (liability) as at January 1, 2019	(79,059)	18,690	1,934	(58,435)
Changes recorded on the statement of profit and loss	2,843	(17,213)	246	(14,124)
Changes recorded in other comprehensive income	-	-	252	252
Change as a result of sale of subsidiary	-	-	10	10
Translation differences	(6,589)	1,041	(202)	(5,750)
Balance of deferred tax asset (liability) as at December 31, 2019	(82,805)	2,518	2,240	(78,047)
Changes recorded on the statement of profit and loss	(6,230)	(951)	3,218	(3,963)
Changes recorded in other comprehensive income	-	-	1,346	1,346
Translation differences	(6,639)	124	217	(6,298)
Balance of deferred tax asset (liability) as at December 31, 2020	(95,674)	1,691	7,021	(86,962)

*	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.

Schedule of Deferred Taxes Presented in Statements of Financial Position
The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2020	2019
	$ Thousands
As part of non-current assets	7,374	1,516
As part of non-current liabilities	(94,336)	(79,563)
	(86,962)	(78,047

Schedule of Tax and Deferred Tax Liabilities
	As at December 31,
	2020	2019
	$ Thousands
Losses for tax purposes	54,985	35,041
Deductible temporary differences	1,971	3,584
	56,956	38,625